Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Detailed Information About Property, Plant and Equipment
As of December 31, 2021 and 2020, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Investment
Balances as of January 1, 2020		848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	3,267,177,099
Acquisitions		13,934,129	246,351	1,911,502	15,602,539	1,118,794	3,696,726	294,329	552,865	131,963,334	543,472	—	169,864,041
Reclassifications		(1,446,201)	—	228,056	—	361,131	—	410,240	7,586	(1,234,963)	115,107	24,601	(1,534,443)
Capitalization		9,906,725	—	19,022,425	42,183,243	616,006	15,695,486	8,835	1,532	(87,150,784)	(283,468)	—	—
(Impairment)		(66,031,126)	—	(9,392,862)	(48,028,474)	(65,964)	(16,210,995)	—	—	(20,210,911)	—	—	(159,940,332)
Reversal of impairment		9,797,281	153,456	11,943,047	73,801,995	1,563,299	25,872,979	8,159	426,560	19,856	—	—	123,586,632
Disposals		(3,297,113)	—	(2,855,580)	—	(6,599,754)	(1,184,109)	(2,300,115)	(514,229)	(1,441,548)	(298,828)	(24,601)	(18,515,877)

Balances as of December 31, 2020	Ps.	811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120

Acquisitions		16,202,848	57,182	4,008,698	31,584,832	287,710	4,630,358	974,167	326,998	122,214,783	57,092		180,344,668
Reclassifications		3,218,834	—	(507,065)	64,049	115	(2,931,778)	2,049	130,971	127,142	276,866	524,679	905,862
Impairment presentation (2)		113,522,135	(1,217)	24,292,290	121,070,386	9,817,972	67,305,005	(328,799)	6,303,440	36,777,946	—	—	378,759,158
Capitalization		8,292,881	—	3,923,149	43,076,120	294,044	4,659,693	152,540	5,235,745	(65,840,388)	206,216		—
Disposals		(1,455,531)	—	(18,032,858)	(95,061,066)	—	(12,131,094)	(318,412)	(292,249)	(1,714,397)	—	(524,679)	(129,530,286)
Balances as of December 31, 2021	Ps.	951,486,189	13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	—	3,811,116,522

Accumulated depreciation and amortization
Balances as of January 1, 2020		(481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	(1,989,628,537)
Depreciation and amortization		(42,071,837)	(384,993)	(14,042,861)	(56,325,342)	(1,989,834)	(11,671,929)	(2,249,987)	(895,037)	—	—	—	(129,631,820)
Reclassifications		1,782,525	—	(90,590)	—	(103,562)	—	(203,053)	149,123	—	—	—	1,534,443
Disposals		1,172,277	—	2,576,418	—	5,824,019	968,552	2,164,127	512,922	—	—	—	13,218,315

Balances as of December 31, 2020	Ps.	(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)

Depreciation and amortization		(39,126,110)	(395,756)	(16,731,217)	(56,070,192)	(1,846,486)	(16,627,864)	(2,008,187)	(625,553)	—	—	—	(133,431,365)
Reclassifications		(4,541,518)	15,413	(90,202)	(89,082)	5,701,953	51,568	59,141	103,085	(2,116,220)	—	—	(905,862)
Impairment presentation (2)		(113,522,135)	1,217	(24,292,290)	(121,070,386)	(9,817,972)	(67,305,005)	328,799	(6,303,440)	(36,777,946)	—	—	(378,759,158)
(Impairment)		(43,670,755)	—	(25,193,511)	(62,151,433)	—	(5,503,546)	—	(108,749)	(21,233,314)	—	—	(157,861,308)
Reversal of impairment		38,499,016	—	23,545,676	72,569,176	—	20,727,844	—	—	1,309,001	—	—	156,650,713
Disposals		453,965	—	7,300,538	65,307,692	—	8,820,911	261,910	85,648	—	—	—	82,230,664

Balances as of December 31, 2021	Ps.	(682,489,735)	(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	—	(2,536,583,915)

Wells, pipelines, properties, plant and equipment — net as of December 31,2020	Ps.	291,122,824	7,590,189	280,815,336	305,861,446	20,418,199	150,114,565	5,492,140	8,618,579	161,870,424	44,225,819	—	1,276,129,521

Wells, pipelines, properties, plant and equipment — net as of December 31,2021	Ps.	268,996,454	7,267,028	259,038,544	305,091,542	24,855,535	151,810,657	4,615,348	13,474,475	194,617,031	44,765,993	—	1,274,532,607

	Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Depreciation rates	3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—
Estimated useful lives	20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—

(1)	Mainly wells, pipelines and plants.
(2)
To present the accumulated effect of impairment as part of the accumulated depreciation and amortization. This presentation does not affect the net value of wells, pipelines, properties, plant and equipment.

A.
As of December 31, 2021, 2020 and 2019, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,106,007, Ps. 3,893,248 and Ps. 2,959,025, respectively. Financing cost rates during 2021, 2020 and 2019 were 6.10% to 7.05%, 5.75% to 7.08% and 5.27% to 6.84%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2021, 2020 and 2019, recognized in operating costs and expenses, was Ps. 133,431,365, Ps. 129,631,820 and Ps. 137,187,010, respectively. These figures include Ps. 108,509,633, Ps. 101,339,417 and Ps. 103,173,593 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2021, 2020 and 2019 of Ps. 143,779, Ps. 2,731,317 and Ps. 4,700,151, respectively.

C.
As of December 31, 2021 and 2020, provisions relating to future plugging of wells costs amounted to Ps. 70,144,756 and Ps. 77,125,513, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).

D.
As of December 31, 2021, 2020 and 2019, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 15,608,296, Ps. 6,229,356 and Ps. 5,986,055 respectively (see Note 14).

E.
As of December 31, 2021, 2020 and 2019, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 2,477,528, Ps. 490,203 and Ps. (1,776,684), respectively, which was mainly plant.

Summary of Recoverable Amount of Assets
The recoverable amounts of the assets as of December 31, 2021, 2020 and 2019, corresponding to the discounted cash flows at the rate of 12.57%, 11.97% and 11.94%, respectively, as follows:

		2021	2020	2019

TAD, TDGL, TOMS (Storage terminals)	Ps.	76,522,522	95,169,597	147,249,859
Pipelines		113,847,249	88,740,662	105,319,693
Primary logistics		72,281,553	108,036,325	73,821,371

Total	Ps.	262,651,324	291,946,584	326,390,923

Consolidated and Separate Financial Statements
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above:

			Production-sharing contracts
As of /For the year ended December 31, 2021	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	20,234,738	—	—	—	—	—	—	—	—	—	1,692,156	1,333,727	783,110
Cost of sales	7,841,976	92,184	50,089	25,123	24,630	93,107	10,625	67,476	83,185	52,896	1,113,119	1,376,303	1,922,137

Gross income (loss)	12,392,762	(92,184)	(50,089)	(25,123)	(24,630)	(93,107)	(10,625)	(67,476)	(83,185)	(52,896)	579,037	(42,576)	(1,139,027)
Other income (loss), net	4,491	1,966	(1,880)	—	—	(1,506)		(2,071)	—	—	(253)	—	—
Administrative expenses	(491)	—	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	12,397,744	(90,218)	(51,969)	(25,123)	(24,630)	(94,613)	(10,625)	(69,547)	(83,185)	(52,896)	578,784	(42,576)	(1,139,027)
Taxes, duties and other

Net income (loss)	12,397,744	(90,218)	(51,969)	(25,123)	(24,630)	(94,613)	(10,625)	(69,547)	(83,185)	(52,896)	578,784	(42,576)	(1,139,027)

Cash and cash equivalents	—	42,061	38,606	—	—	26,230	340	37,642	—	—	15,208	—	—
Accounts receivable	56,287,626	124,199	70,571	62,230	51,129	65,333	(42,020)	136,327	156,263	348,144	10,020,481	6,539,104	2,978,251

Total current assets	56,287,626	166,260	109,177	62,230	51,129	91,563	(41,680)	173,969	156,263	348,144	10,035,689	6,539,104	2,978,251
Wells, pipelines, properties, plant and equipment, net	30,879,038	—	—	—	—	—	—	—	—	—	1,496,628	(2,720)	(40,531)

Total assets	87,166,664	166,260	109,177	62,230	51,129	91,563	(41,680)	173,969	156,263	348,144	11,532,317	6,536,384	2,937,720

Suppliers	21,301,730	(11,241)	(10,031)	78,075	82,208	738	14,423	1,007	313,501	660,569	4,601,290	3,115,048	1,683,279
Taxes and duties payable	36,240	419,672	372,025	—	—	252,913	30,894	67,450	—	—	—	—	—
Other current liabilities	4,655,538	47,138	50,347	53,145	41,450	53,392	(29,855)	264,507	62,729	48,402	2,563,436	1,543,309	500,595

Total liabilities	25,993,508	455,569	412,341	131,220	123,658	307,043	15,462	332,964	376,230	708,971	7,164,726	4,658,357	2,183,874

Equity (deficit), net	48,775,412	(199,091)	(251,195)	(43,867)	(47,899)	(120,867)	(46,517)	(89,448)	(136,782)	(307,931)	3,788,807	1,920,603	1,892,873

		License contracts
As of /For the year ended December 31, 2021	Trion	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	—	1,601,195	1,484,990	272,349
Cost of sales	—	36,687	83,815	61,702	65,865	144,983	1,669,285	822,544	550,117

Gross income (loss)	—	(36,687)	(83,815)	(61,702)	(65,865)	(144,983)	(68,090)	662,446	(277,768)
Other income (loss), net	—	—	—	—	—	—	—	(9,903)	(93)
Administrative expenses	—	—	—	—	—	—	23,718	—	—

Operating income (loss)	—	(36,687)	(83,815)	(61,702)	(65,865)	(144,983)	(91,808)	652,543	(277,861)
Taxes, duties and other	—	—	—	—	—	—	—	—	—

Net income (loss)	—	(36,687)	(83,815)	(61,702)	(65,865)	(144,983)	(91,808)	652,543	(277,861)

Cash and cash equivalents	—	—	—	21	21	—	134	521	—
Accounts receivable	—	65,779	256,144	(223,562)	(245,997)	394,797	6,412,323	(710,357)	793,496

Total current assets	—	65,779	256,144	(223,541)	(245,976)	394,797	6,412,457	(709,836)	793,496
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	—	1,067,318	1,377,928	(200,182)

Total assets	—	65,779	256,144	(223,541)	(245,976)	394,797	7,479,775	668,092	593,314

Suppliers	—	181,591	390,009	89,438	99,996	575,293	5,815,218	5,095,259	630,478
Taxes and duties payable	—	—	—	(158,394)	191,513	—	—	—	—
Other current liabilities	—	51,005	172,460	179,409	(176,898)	105,427	(1,390,814)	(8,042,370)	—

Total liabilities	—	232,596	562,469	110,453	114,611	680,720	4,424,404	(2,947,111)	630,478

Equity (deficit), net	—	(130,130)	(222,510)	(272,292)	(294,722)	(140,940)	3,147,179	2,962,660	240,697

Pemex industrial transformation [member]
Statement [line items]
Summary of Net Impairment and Net Reversal of Impairment
The net (impairment) and net reversal of impairment were in the following CGUs:

		2021	2020	2019
Madero Refinery	Ps.	(13,216,074)	(18,412,687)	—
Tula Refinery		(6,446,357)	(2,820,750)	—
Minatitlán Refinery		(4,678,358)	(37,432,703)	—
Salina Cruz Refinery		(3,263,131)	—	—
Cadereyta Refinery		(2,195,115)	(2,083,755)	—
Salamanca Refinery		(2,187,781)	(5,386,525)	—
Cosoleacaque Petrochemical Complex		(726,631)	—	—
Cangrejera Ethylene Processor Complex		(1,115)	(1,484,489)	—
Morelos Petrochemical Complex		—	(2,048,039)	—
Nuevo Pemex Gas Processor Complex		—	(1,080,831)	—
Ciudad Pemex Gas Processor Complex		—	(709,127)	—
Morelos Ethylene Processor Complex		—	(302,665)	—
Pajaritos Petrochemical Complex		—	—	(1,275,480)

(Impairment)		(32,714,562)	(71,761,571)	(1,275,480)

Morelos Petrochemical Complex		365,522	—	7,547,233
Pajaritos Petrochemical Complex		195,848	—	—
Cosoleacaque Petrochemical Complex		—	—	—
Minatitlán Refinery		—	—	9,391,433
Tula Refinery		—	—	2,180,073
Salina Cruz Refinery		—	—	13,535,526
Madero Refinery		—	—	7,721,233
Cangrejera Petrochemical Complex		—	—	3,143,924

Reversal of de impairment		561,370	—	43,519,422

Net (impairment) reversal of impairment	Ps.	(32,153,192)	(71,761,571)	42,243,942

Summary of Recoverable Amount of Assets	As of December 31, 2021, 2020 and 2019, the value in use for the impairment of fixed assets was as

		2021	2020	2019

Salamanca Refinery	Ps.	51,998,803	44,777,784	—
Tula Refinery		39,815,742	34,829,922	40,450,717
Cadereyta Refinery		39,432,148	40,793,541	—
Salina Cruz Refinery		31,909,325	30,422,588	—
Minatitlán Refinery		20,545,810	18,819,247	61,673,158
Morelos Ethylene Processor Complex		7,903,064	9,396,765	13,731,548
Cangrejera Ethylene Processor Complex		625,255	11,493,567	—
Madero Refinery		—	6,799,072	27,840,687
Pajaritos Ethylene Processor Complex		—	—	1,275,480

Total	Ps.	192,230,147	197,332,486	144,971,590

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021
	Refining			Gas			Petrochemicals		Ethylene**			Fertilizers
Average crude oil Price	60.40 usd	48.89 usd	54.13 usd	N.A.				N.A.		N.A.			N.A
Processed volume (i)	891 mbd	920 mbd	723 mbd	2,148 mmpcd of humid gas	2,134 mmpcd of humid gas	2,056 mmpcd of humid gas		Variable because the load inputs are diverse
Rate of U.S. dollar	$20.5835	$19.9487	$18.8452	$20.5835	$19.9487	$18.8452	$20.5835	19.9487	$18.8452	$20.5835	19.9487	$18.8452	$20.5835
Useful lives of the cash-generating units (year average)	11	12	12	7	7	7	6	7	7	5	6	6	5
Discount rate	9.45%	10.83%	11.47%	10.15%	9.76%	10.22%	8.63%	9.76%	8.61%	8.63%	8.29%	8.03%	9.96%
Period *	2022-2033	2020 - 2032	2020 - 2032	2022 - 2029	2020 - 2027	2020 - 2027	2022 - 2027	2020 - 2027	2020 - 2027	2020-2026			2020-2026

*	The first 5 years are projected and stabilize at year 6.
**	This entity was merged into Pemex Industrial Transformation on July 1, 2019.

Pemex Exploration And Production [member]
Statement [line items]
Summary of Net Impairment and Net Reversal of Impairment
The net (impairment) and net reversal of impairment were in the following CGUs:

		2021	2020	2019
Chuc	Ps.	26,962,489	—	—
Crudo Ligero Marino		20,238,978	—	949,645
Aceite Terciario del Golfo		13,493,509	29,954,188	—
Arenque		803,256	—	—
Tamaulipas Constituciones		684,765	—	—
Ixtal - Manik		481,673	—	—
Cuenca de Macuspana		38,938	735,919	—
Cantarell		—	23,218,889	—
Burgos		—	9,084,982	7,929,552
Tsimin Xux		—	3,920,244	—
Yaxche		—	—	20,608,627

Reversal of impairment		62,703,608	66,914,222	29,487,824

Burgos		(12,517,196)	—	—
Cantarell		(5,782,224)	—	(48,664,886)
Tsimin Xux		(4,600,479)	—	(1,062,635)
Antonio J. Bermúdez		(1,815,596)	(9,705,730)	(3,562,021)
Ebano		(1,281,396)	—	—
Misión		(908,043)
Lakach		(705,781)	(1,269,083)	(56,119)
Ogarrio Magallanes		(530,062)	—	—
Chuc		—	(11,321,001)	(25,431,950)
Ayín Alux		—	(3,269,173)	(2,220,696)
Tamaulipas Constituciones		—	(2,819,337)	—
Crudo Ligero Marino		—	(2,213,428)	—
Arenque		—	(803,256)	—
Ixtal – Manik		—	(481,673)	(5,047,793)
Aceite Terciario del Golfo		—	—	(46,284,407)
Cuenca de Macuspana		—	—	(166,013)
Poza Rica		—	—	(1,027,191)

(Impairment)		(28,140,777)	(31,882,681)	(133,523,711)

Reversal (impairment) net	Ps.	34,562,831	35,031,541	(104,035,887)

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2021	2020	2019
Average crude oil price	56.60 USD/bl	52.96 USD/bl	48.69 USD/bl
Average gas price	4.66 USD/mpc	5.21 USD/mpc	5.07 USD/mpc
Average condensates price	65.50 USD/bl	61.09 USD/bl	57.67 USD/bl
After-tax discount rate	6.89 % annual	6.23% annual	6.18% annual
Pre-tax discount rate	10.68 % annual	9.72% annual	9.67% annual

Summary of reversal impairment loss for CGUs
As of December 31, 2021, 2020 and 2019, values in use for CGU with impairment or reversal of impairment are:

		2021	2020	2019

Chuc	Ps.	86,217,289	63,880,611	72,301,156
Aceite Terciario del Golfo		75,544,451	39,947,448	12,667,016
Cantarell		54,669,897	125,953,979	101,446,620
Crudo Ligero Marino		34,424,670	24,233,795	18,935,146
Tsimin Xux		29,336,464	25,910,556	28,116,300
Ogarrio Magallanes		25,089,823	—	—
Ixtal – Manik		23,071,621	12,647,284	19,024,166
Antonio J. Bermúdez		18,666,302	24,027,588	39,195,252
Ebano		7,573,109	—	—
Arenque		5,989,783	4,908,009	—
Tamaulipas Constituciones		5,878,883	5,416,487	—
Burgos		4,403,791	17,487,412	10,731,645
Cuenca de Macuspana		722,874	1,096,972	432,365
Misión		101,442	—	—
Ayín Alux		—	6,213,753	2,705,441
Lakach		—	(169,119)	(2,426,036)
Yaxche		—	—	93,677,507
Poza Rica		—	—	15,029,941

Total	Ps.	371,690,399	351,554,775	411,836,519

Pemex Logistics [member]
Statement [line items]
Summary of Net Impairment and Net Reversal of Impairment
The net (impairment) and reversal of impairment were in the
following CGUs:

		2021	2020	2019

Construction in progress	Ps.	(2,927,035)	—	—
Vessel		(234,073)	—	—
(Impairment)		(3,161,108)	—	—

Vessel		—	303,516	—
Land and transport (white pipelines)		—	123,044	—
Pipelines		—	—	34,119,240

Reversal of impairment		—	426,560	34,119,240

( I mpairment) reversal net	Ps.	(3,161,108)	426,560	34,119,240

Assumptions to Determine Net Present Value of Reserves Long Lived Assets

	As of December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	Pipelines			Landing transport			Vessel
Discount rate	12.57%	11.97%	11.94%	12.57%	11.97%	11.94%	12.57%	11.97%	11.94%
Useful life	20	22	23	3	5	5	17	19	19

Pemex Fertilizes [member]
Statement [line items]
Assumptions to Determine Net Present Value of Reserves Long Lived Assets
As of December 31, 2020 and 2019, Pemex Fertilizers recognized an impairment of Ps.
(92,444)

and Ps.

(2,298,775)
,
 respectively in CGUs mentioned above. The impairment was mainly caused from (i) the decrease in projected production due to the lack of raw material, (ii) increase in raw material prices, and (iii) decrease in ammonia prices.

	As of December 31,
	2020	2019

	Plant
Exchange rate	19.9487	18.8452
Discount rate	9.51%	10.15%
Useful life	22	23

PEMEX [member]
Statement [line items]
Summary of Net Impairment and Net Reversal of Impairment
F.
As of December 31, 2021, 2020 and 2019, PEMEX recognized a net impairment of Ps. (1,210,595), Ps. (36,353,700), Ps. (31,283,154), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2021				2020			2019
	(Impairment)		Reversal of impairment	(Impairment) / Reversal of impairment, net	(Impairment)	Reversal of impairment	(Impairment) / Reversal of impairment, net	(Impairment)	Reversal of impairment	(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	Ps.	(28,140,777)	62,703,608	34,562,831	(31,882,681)	66,914,222	35,031,541	(133,523,711)	29,487,824	(104,035,887)
Pemex Industrial Transformation		(32,714,562)	561,370	(32,153,192)	(71,761,571)	—	(71,761,571)	(1,275,480)	43,519,422	42,243,942
Pemex Logistics		(3,161,108)	—	(3,161,108)	—	426,560	426,560	—	34,119,240	34,119,240
PMI Azufre Industrial		(176,674)	—	(176,674)	—	42,214	42,214	(796,263)	—	(796,263)
Gas Bienestar		(282,452)	—	(282,452)
Pemex Fertilizers		—	—	—	(92,444)	—	(92,444)	(2,298,775)	—	(2,298,775)
PMI NASA		—	—	—	—	—	—	(1,162,014)	646,603	(515,411)

Total	Ps.	(64,475,573)	63,264,978	(1,210,595)	(103,736,696)	67,382,996	(36,353,700)	(139,056,243)	107,773,089	(31,283,154)